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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07562
Invesco New York Quality Municipal Securities

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco New York Quality Municipal
Securities
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	MS-CE-NYQMS-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–138.35%
New York–129.06%
Albany (City of) Capital Resource Corp. (St. Peters Hospital); Series 2011, RB	6.25%	11/15/38	$500	$494,740
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (a)	5.00%	12/15/25	500	498,415
Brooklyn (City of) Arena Local Development Corp. (Barclays Center); Series 2009, RB (b)	0.00%	07/15/34	1,615	324,518
Series 2009, RB	6.25%	07/15/40	200	195,262
Series 2009, RB	6.38%	07/15/43	200	195,992
Chautauqua (County of) Industrial Development Agency (NRG — Dunkirk Power); Series 2009, Exempt Facility IDR	5.88%	04/01/42	650	616,661
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. IDR	5.20%	12/01/23	500	473,415
Hempstead (Town of) Industrial Development Agency (Adelphi University Civic Facility) Series 2002 RB	5.50%	06/01/32	395	395,170
Hempstead (Town of) Local Development Corp. (Molloy College); Series 2009, Corporate RB	5.75%	07/01/39	460	454,894
Long Island Power Authority; Series 2006 B, Electric System RB	5.00%	12/01/35	1,000	922,480
Series 2009 A, Electric System RB	5.75%	04/01/39	635	649,465
Madison (County of) Industrial Development Agency (Colgate University Project); Series 2003 B, Civic Facility RB	5.00%	07/01/33	1,000	1,000,750
Madison (County of) Industrial Development Agency (Oneida Health Systems); Series 2007 A, Civic Facility RB	5.50%	02/01/32	250	213,445
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Federal RB	5.00%	11/15/34	500	479,810
Montgomery (County of) Industrial Development Agency (HFM Boces); Series 2005 A, Lease IDR (INS-SGI) (a)	5.00%	07/01/34	1,000	808,480
Nassau (County of) (General Improvement); Series 2009 C, Unlimited Tax GO Bonds (INS-AGL) (a)	5.00%	10/01/27	545	536,787
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside Project); Series 2007 A, RB	5.88%	01/01/18	500	482,965
Nassau (County of) Sewer & Storm Water Finance Authority; Series 2004 B, RB (INS-NATL) (a)	5.00%	10/01/22	500	507,740
Series 2004 B, RB (INS-NATL) (a)	5.00%	10/01/23	500	504,800
Nassau (County of) Tobacco Settlement Corp.; Series 2006 A-2, Asset-Backed Conv. Sr. RB	5.25%	06/01/26	1,000	863,990
New York (City of) Health & Hospital Corp.; Series 2003 A, Health System RB (INS-AMBAC) (a)	5.25%	02/15/21	2,000	2,040,200
Series 2010 A, Health System RB	5.00%	02/15/30	550	520,888
New York (City of) Industrial Development Agency (IAC/Interactive Corp.); Series 2005, Liberty IDR	5.00%	09/01/35	545	444,099
New York (City of) Industrial Development Agency (Liberty 7 World Trade Center, LLC); Series 2005 A, Liberty IDR	6.25%	03/01/15	450	440,784
New York (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility IDR	5.00%	05/01/25	500	507,730
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility IDR (INS-ACA) (a)	5.25%	11/01/37	500	452,150
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, IDR (INS-AMBAC) (a)	5.00%	01/01/46	1,750	1,380,400
New York (City of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, Civic Facility IDR	6.38%	07/01/31	445	430,538
New York (City of) Industrial Development Agency (Terminal One Group Association); Series 2005, IDR (c)(d)	5.50%	01/01/16	2,000	1,974,460
New York (City of) Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Second Priority Liberty Ref. RB	6.38%	07/15/49	555	559,679
New York (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	1,500	1,535,760
See accompanying notes which are an integral part of this schedule.
Invesco New York Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
New York (City of) Transitional Finance Authority; Series 2003 D, Future Tax RB (INS-NATL) (a)	5.25%	02/01/21	$885	$937,781
Series 2004 C, Future Tax Sec. RB (INS-NATL) (a)	5.00%	02/01/21	500	524,090
Series 2008 S-2, Building Aid RB	6.00%	07/15/33	300	321,264
Series 2009 S-3, Building Aid RB	5.25%	01/15/27	500	513,555
Series 2009 S-3, Building Aid RB	5.25%	01/15/39	500	500,470
Series 2010 A, Future Tax Sec. RB (e)	5.00%	05/01/28	625	636,588
Series 2010 A, Future Tax Sec. RB (e)	5.00%	05/01/29	500	505,520
Series 2010 A, Future Tax Sec. RB (e)	5.00%	05/01/30	500	502,480
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Ref. RB (INS-NATL) (a)	5.00%	07/01/36	500	483,570
Series 2008 A-2, Ref. RB (c)(d)	0.26%	04/01/27	700	700,000
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	380	356,828
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1-A, Ref. RB (e)	5.00%	04/01/28	2,250	2,277,720
New York (City of) Trust for Cultural Resources (Wildlife Conservation Society); Series 2004, RB (INS-NATL) (a)	5.00%	02/01/34	1,000	974,000
New York (City of); Series 1993 A-7, Sub, Unlimited Tax GO Bonds (LOC-JP Morgan Chase Bank) (c)(d)(f)	0.24%	08/01/20	500	500,000
Series 2008 F1, Unlimited Tax GO Bonds	5.50%	11/15/28	750	780,465
Subseries 1993 E-5, Unlimited Tax GO Bonds (LOC-JP Morgan Chase Bank) (c)(d)(f)	0.24%	08/01/17	500	500,000
Subseries 2001 A-6, Unlimited Tax GO Bonds (INS-AGM) (a)(c)(d)	0.29%	11/01/26	600	600,000
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	434,212
Subseries 2009 A-1, Unlimited Tax GO Bonds (e)	5.25%	08/15/27	1,140	1,166,676
Subseries 2009 A-1, Unlimited Tax GO Bonds (e)	5.25%	08/15/28	1,140	1,164,225
Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/32	900	910,962
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, Non State Supported Debt Ref. RB	5.75%	07/01/33	540	551,524
New York (State of) Dormitory Authority (Columbia University); Series 2011, Non State Supported Debt RB	5.00%	10/01/41	555	564,929
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (e)	5.00%	07/01/35	3,990	3,981,461
New York (State of) Dormitory Authority (Court Facilities Lease); Series 2005 A, Non State Supported Debt RB (INS-AMBAC) (a)	5.50%	05/15/27	700	715,855
Series 2005 A, Non State Supported Debt RB (INS-AMBAC) (a)	5.50%	05/15/31	445	444,960
New York (State of) Dormitory Authority (Department of Health); Series 2004, Ref. RB	5.00%	07/01/23	1,000	1,020,080
New York (State of) Dormitory Authority (FIT Student Housing Corp.); Series 2007, Non State Supported Debt RB (INS-NATL) (a)	5.25%	07/01/28	410	387,827
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, Non State Supported Debt RB (INS-AGC) (a)	5.00%	07/01/33	500	491,050
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, Non State Supported Debt RB (INS-Radian) (a)	5.00%	07/01/41	400	329,024
New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement); Series 2007 A, State Supported Debt RB (INS-AGM) (a)	5.00%	02/15/27	500	501,800
New York (State of) Dormitory Authority (Montefiore Hospital); Series 2004, Insured Mortgage RB (INS-NATL) (a)	5.00%	08/01/29	1,000	960,350
New York (State of) Dormitory Authority (New York University Hospital Center); Series 2011 A, Non State Supported Debt RB	6.00%	07/01/40	500	491,160
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-AMBAC) (a)	5.50%	07/01/31	500	524,450
Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	285	290,435
Series 2008 C, Non State Supported Debt RB	5.00%	07/01/38	470	458,673
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, Non State Supported Debt RB	6.13%	12/01/29	375	354,371
New York (State of) Dormitory Authority (Pratt Institution); Series 2009 C, Non State Supported Debt RB (INS-AGC) (a)	5.13%	07/01/39	400	382,416
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, Non State Supported Debt RB	5.00%	07/01/40	400	382,200
New York (State of) Dormitory Authority (School District Financial Program); Series 2009 C, Non State Supported Debt RB (INS-AGC) (a)	5.00%	10/01/24	500	517,205
See accompanying notes which are an integral part of this schedule.
Invesco New York Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
New York (State of) Dormitory Authority (School District Revenue Bond Financing Program); Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	$500	$538,935
New York (State of) Dormitory Authority (Sloan Kettering Center); Series 2003 1, RB	5.00%	07/01/34	1,000	977,020
New York (State of) Dormitory Authority (St. Francis College); Series 2010, Non State Supported Debt RB	5.00%	10/01/40	400	367,056
New York (State of) Dormitory Authority (St Josephs College); Series 2010, Non State Supported Debt RB	5.25%	07/01/35	500	455,805
New York (State of) Dormitory Authority (The New School); Series 2010, Non State Supported Debt RB	5.50%	07/01/40	555	543,489
New York (State of) Dormitory Authority (Vassar College); Series 2007, Non State Supported Debt RB	5.00%	07/01/46	405	386,585
New York (State of) Dormitory Authority (Winthrop South Nassau University Health); Series 2003, RB	5.50%	07/01/23	750	752,647
New York (State of) Energy Research & Development Authority; Series 1993, RB (d)	11.98%	04/01/20	1,500	1,553,640
New York (State of) Environmental Facilities Corp.; Series 2010 C, RB	5.00%	10/15/39	400	396,056
New York (State of) Local Government Assistance Corp. Series 1993 C, Ref. RB	5.50%	04/01/17	2,000	2,313,740
New York (State of) Mortgage Agency; Homeowner Series 2007 143, Homeowner Mortgage RB	4.90%	10/01/37	960	854,093
New York (State of) Thruway Authority; Series 2009 A, State Personal Income Tax Transportation RB	5.00%	03/15/25	410	426,203
New York (State of) Tobacco Settlement Financing Corp.; Series 2003 B-1C, Asset-Backed State Contingency Contract Sec. RB	5.50%	06/01/21	1,000	1,052,720
New York (State of) Urban Development Corp. (Service Contract Ref); Series 2008 B, RB	5.25%	01/01/24	750	779,355
Niagara Falls (City of) Public Water Authority; Series 2005, RB (INS-SGI) (a)	5.00%	07/15/26	1,000	961,960
Niagara Falls (City of) School District (High School Facility); Series 2005, Ref. Ctfs. of Participation (INS-AGM) (a)	5.00%	06/15/28	1,000	951,430
North Syracuse Central School District (Onondaga County); Series 2007 A, Unlimited Tax GO Ref. Bonds (INS-NATL) (a)	5.00%	06/15/23	940	995,808
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center); Series 1999 A, IDR	5.88%	12/01/29	475	421,952
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	485	464,611
Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Project RB	6.00%	12/01/42	390	370,637
Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	10/15/29	1,500	1,505,175
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (c)(d)(g)	6.63%	10/01/13	380	377,484
Suffolk (County of) Economic Development Corp. (Peconic Landing Southold); Series 2010, Ref. RB	6.00%	12/01/40	210	194,922
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry Project); Series 2006, Ref. Continuing Care Retirement Community IDR	5.00%	11/01/28	1,000	880,660
Triborough Bridge and Tunnel Authority; Series 2002, Ref. RB (INS-NATL) (a)(e)	5.00%	11/15/32	1,000	977,210
Series 2003 A, Sub. RB (INS-AMBAC) (a)	5.00%	11/15/28	1,500	1,492,020
Troy (City of) Capital Resource Corp. (Rensselaer Polytechnic); Series 2010 A, RB	5.00%	09/01/30	500	469,660
TSASC, Inc., Tobacco Settlement; Series 2006-1, RB	5.13%	06/01/42	425	300,301
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/26	815	813,663
Willsboro Central School District; Series 2002, Unlimited Tax Ref. GO Bonds (INS-NATL) (a)	5.75%	06/15/27	660	668,336
Series 2002, Unlimited Tax Ref. GO Bonds (INS-NATL) (a)	5.75%	06/15/28	610	617,497

				73,407,313

Guam–0.91%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	110	106,215
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	255	222,092
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	200	186,986

				515,293

See accompanying notes which are an integral part of this schedule.
Invesco New York Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—6.20%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 XX,	5.75%	07/01/36	$400	$387,020
Series 2008 WW, Power RB	5.25%	07/01/33	600	542,844
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	300	283,557
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
Series 1999, Public Improvement RB	5.25%	07/01/16	1,000	1,032,990
First Subseries 2009 A, Sales Tax RB (c)(d)(h)	5.00%	08/01/11	275	281,413
First Subseries 2010, Sales Tax RB (b)	0.00%	08/01/33	415	279,096
First Subseries 2010 A, Sales Tax RB	5.38%	08/01/39	235	216,559
Series 2010 A, Sales Tax RB (b)	0.00%	08/01/34	1,000	212,040
First Subseries 2010 C, Sales Tax RB	5.25%	08/01/41	325	291,902

				3,527,421

Virgin Islands—2.18%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note — Diageo); Series 2009 A, RB	6.63%	10/01/29	280	287,837
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	464,405
Virgin Islands (Government of) Water & Power Authority; Series 2007 A, RB	5.00%	07/01/22	500	486,415

				1,238,657

TOTAL INVESTMENTS(i)—138.35% (Cost $80,500,816)				78,688,684

OTHER ASSETS LESS LIABILITIES—1.24%				709,672

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held—(12.69)%
Notes with interest rates ranging from 0.29% to 0.35% at 01/31/2011 and contractual maturities of collateral ranging from 08/15/2027 to 07/01/2035 (See Note 1D) (j)				(7,220,000)
PREFERRED SHARES OF BENEFICIAL INTEREST — (26.90%)				(15,300,000)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS—100.00%				$56,878,356

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGC	—	Assured Guaranty Corp.
AGL	—	Assured Guaranty Ltd.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.*
BHAC	—	Berkshire Hathaway Assurance Corp.
Ctfs.	—	Certificates
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
LOC	—	Letter of Credit
NATL	—	National Public Finance Guarantee Corp.
Radian	—	Radian Asset Assurance, Inc.
RB	—	Revenue Bonds
Ref.	—	Refunding
SGI	—	Syncora Guarantee Inc.
Sr.	—	Senior
See accompanying notes which are an integral part of this schedule.
Invesco New York Quality Municipal Securities

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(e)	Underlying security related to inverse floater entered into by the Fund. See Note 1D.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2011 represented 0.46% of the Fund’s Net Assets.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	10.41%

American Municipal Bond Assurance Corp.*	10.23

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Fund’s investments with a value of $11,211,880 are held by by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $7,220,000 in the floating rate note obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco New York Quality Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco New York Quality Municipal Securities

D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco New York Quality Municipal Securities

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$74,835,044	$—	$74,835,044
Short Term Investments	—	3,853,640	—	3,853,640

	$—	$78,688,684	$—	$78,688,684

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $7,537,357 and $9,824,246, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,047,079
Aggregate unrealized (depreciation) of investment securities	(2,821,636)

Net unrealized appreciation (depreciation) of investment securities	$(1,774,557)

Cost of investments for tax purposes is $80,463,241.
Invesco New York Quality Municipal Securities

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco New York Quality Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.